INVESTMENT IN UNCONSOLIDATED ENTITIES, NET (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2023	Aug. 11, 2022	Apr. 30, 2021	Sep. 30, 2021	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Oct. 01, 2023
Invested amount											$ 206,231	$ 5,063,940
Convertible debt											24,827,086	9,898,770
Origination fee		$ 600,000
Maturity date		Aug. 12, 2024
Debt interest rate		8.00%
Number of shares issued			27,000,000.0		27,000,000.0								38,300,000
Unrealized gains, before income tax							$ (3,614,242)			$ (10,284,002)	(5,018,735)	$ 3,663,940
Unrealized gains, before income tax											$ 4,900,000
Realized gains, before income tax								$ 4,865,354
Promissory note	$ 27,000,000.0	$ 10,000,000
Promissory note	1,100,000
Proceeds from Sale, Loan, Held-for-Investment	27,000,000.0
Stemtech Warrants [Member]
Promissory note	1,100,000
Stemtech Promissory Note [Member]
Promissory note	$ 1,400,000
Membership Unit Purchase Agreement [Member] | Moji Life, LLC. [Member]
Equity interest, percent				30.75%										30.75%
Cash acquired in equity investment				$ 1,537,000
Stemtech Corporation [Member] | Securities Purchase Agreement [Member]
Invested amount				1,400,000
Convertible debt				1,400,000
Globe Net Wireless Corp [Member] | Security Purchase Agreement [Member]
Origination fee				$ 500,000
Maturity date				Sep. 09, 2024
Debt interest rate				10.00%
Warrant expiration date				Sep. 13, 2024
Warrants to purchase common stock				1,400,000
Number of shares issued				154,173